UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326

                          Gabelli Investor Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE GABELLI ABC FUND
                                  ANNUAL REPORT
                               DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the schedule of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     The Gabelli ABC Fund (the "Fund") (Class AAA Shares) declined 2.63% in
2008.

     The Fund invests a portion of its assets in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of capital.

     2008 was a period of upheaval in the equities market, and deal making was not immune. As reported by Citi in its "Executive M&A Summary", the announced deal volume for the year was $2.9 trillion - a reduction of 30% from the $4.2 trillion in 2007.

     Notwithstanding ongoing constraints in the credit markets, this is not a trend we necessarily expect to continue. However, strategic buyers with the financial wherewithal will continue to improve their market positions through acquisition activity. We also expect to see an increase in financial engineering
- spins and split-offs - as companies reposition themselves and seek to maximize value.

     Holdings that contributed positively to performance in 2008 were UST Inc. (21% of net assets as of December 31, 2008), Wm. Wrigley Jr., Anheuser-Busch, and Foundry Networks. Detractors were Take-Two Interactive (0.5%), MGM Mirage (0.3%), Rohm and Haas (4.0%), and Yahoo! (0.4%).

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
February 20, 2009                       President

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                     THE GABELLI ABC FUND CLASS AAA SHARES,
   THE LIPPER U.S. TREASURY MONEY MARKET FUND AVERAGE, AND THE S&P 500 INDEX

                              (PERFORMANCE GRAPH)


                                Lipper U.S. Treasury
             Gabelli ABC Fund   Money Market Average   S&P 500 Index
             ----------------   --------------------   -------------
 5/14/1993        10,000               10,000              10,000
12/31/1993        10,910               10,163              10,809
12/31/1994        11,404               10,530              10,951
12/31/1995        12,679               11,091              15,060
12/31/1996        13,667               11,618              18,517
12/31/1997        15,409               12,138              24,692
12/31/1998        17,126               12,705              31,754
12/31/1999        18,667               13,247              38,432
12/31/2000        20,693               13,980              34,935
12/31/2001        21,636               14,450              30,781
12/31/2002        21,825               14,599              23,981
12/31/2003        22,903               14,660              30,857
12/31/2004        23,345               14,747              34,211
12/31/2005        24,507               15,089              35,891
12/31/2006        27,441               15,714              41,554
12/31/2007        29,389               16,356              43,836
12/31/2008        28,616               16,539              27,621

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                                      Since
                                                                                                    Inception
                                         Quarter    1 Year    3 Year   5 Year   10 Year   15 Year   (5/14/93)
                                         -------   --------   ------   ------   -------   -------   ---------
GABELLI ABC FUND
   AAA SHARES ........................    (1.22)%   (2.63)%    5.30%    4.56%     5.27%    6.64%      6.96%
   ADVISOR SHARES ....................    (1.23)    (2.84)     5.15     4.47      5.22     6.61       6.93
S&P 500 Index ........................   (21.95)   (36.99)    (8.36)   (2.19)    (1.38)    6.46       6.71
Lipper U.S. Treasury Money
   Market Avg. .......................     0.06      1.12      3.10     2.43      2.70     3.39       3.36(b)

IN THE CURRENT PROSPECTUS, THE FUND'S EXPENSE RATIOS ARE 0.65% FOR THE CLASS AAA SHARES AND 0.92% FOR THE ADVISOR CLASS SHARES. THE FUND DOES NOT HAVE A SALES CHARGE.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH APRIL 30, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF THE ADVISOR CLASS SHARES ON MAY 1, 2007. THE ACTUAL PERFORMANCE OF THE ADVISOR CLASS SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES.

(b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2008 through
December 31, 2008                                                  EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                           Beginning         Ending      Annualized    Expenses
                         Account Value   Account Value     Expense    Paid During
                            07/01/08        12/31/08        Ratio       Period*
                         -------------   -------------   ----------   -----------
THE GABELLI ABC FUND
ACTUAL FUND RETURN
Class AAA                  $1,000.00       $  977.70        0.64%        $3.18
Advisor Class              $1,000.00       $  976.50        0.88%        $4.37

HYPOTHETICAL 5% RETURN
Class AAA                  $1,000.00       $1,021.92        0.64%        $3.25
Advisor Class              $1,000.00       $1,020.71        0.88%        $4.47

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GABELLI ABC FUND

U.S. Government Obligations ...........    30.1%
Consumer Products .....................    21.1%
Health Care ...........................     9.0%
Financial Services ....................     7.5%
Specialty Chemicals ...................     6.3%
Energy and Utilities ..................     4.5%
Computer Software and Services ........     2.2%
Automotive: Parts and Accessories .....     1.3%
Telecommunications ....................     1.1%
Food and Beverage .....................     1.0%
Business Services .....................     0.9%
Diversified Industrial ................     0.8%
Entertainment .........................     0.6%
Cable and Satellite ...................     0.5%
Metals and Mining .....................     0.5%
Wireless Communications ...............     0.3%
Hotels and Gaming .....................     0.3%
Electronics ...........................     0.2%
Retail ................................     0.2%
Broadcasting ..........................     0.1%
Aerospace .............................     0.1%
Publishing ............................     0.0%
Equipment and Supplies ................     0.0%
Aviation: Parts and Services ..........     0.0%
Mutual Funds ..........................     0.0%
Agriculture ...........................     0.0%
Communications Equipment ..............     0.0%
Home Furnishings ......................     0.0%
Transportation ........................     0.0%
Other Assets and Liabilities (Net) ....    11.4%
                                          -----
                                          100.0%
                                          =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                  COST          VALUE
----------                                            -----------   ------------
             COMMON STOCKS -- 57.9%
             AEROSPACE -- 0.1%
    10,000   Herley Industries Inc.+ ..............   $   114,714   $    122,800
                                                      -----------   ------------
             AGRICULTURE -- 0.0%
       300   Provimi SA ...........................        13,974          3,023
                                                      -----------   ------------
             AUTOMOTIVE: PARTS AND
                ACCESSORIES -- 1.3%
    16,500   BERU AG ..............................     1,431,039      1,697,248
    14,000   Lear Corp.+ ..........................        47,000         19,740
    22,000   O'Reilly Automotive Inc.+ ............       483,167        676,280
                                                      -----------   ------------
                                                        1,961,206      2,393,268
                                                      -----------   ------------
             AVIATION: PARTS AND SERVICES -- 0.0%
   120,000   The Fairchild Corp., Cl. A+ ..........       334,457         36,000
                                                      -----------   ------------
             BROADCASTING -- 0.1%
     9,000   Cogeco Inc. ..........................       175,303        181,531
    10,000   Emmis Communications Corp., Cl. A+ ...        59,390          3,500
       787   Granite Broadcasting Corp.+ ..........         9,454            787
       500   Liberty Media Corp. -
                Capital, Cl. A+ ...................         5,171          2,355
    50,000   LIN TV Corp., Cl. A+ .................       376,742         54,500
     3,000   Salem Communications Corp., Cl. A+ ...         9,101          2,250
                                                      -----------   ------------
                                                          635,161        244,923
                                                      -----------   ------------
             BUSINESS SERVICES -- 0.9%
       400   Alliance Data Systems Corp.+ .........        20,202         18,612
    10,000   AMICAS Inc.+ .........................        27,643         16,700
    11,200   Ascent Media Corp., Cl. A+ ...........       274,494        244,608
    46,000   Diebold Inc. .........................     1,695,678      1,292,140
     1,000   Distribucion y Servicio D&S SA, ADR ..        23,832         24,190
     1,500   PHH Corp.+ ...........................        29,757         19,095
                                                      -----------   ------------
                                                        2,071,606      1,615,345
                                                      -----------   ------------
             CABLE AND SATELLITE -- 0.5%
    42,000   Cablevision Systems Corp., Cl. A .....       913,038        707,280
    32,000   Zon Multimedia Servicos de
                Telecomunicacoes e Multimedia
                SGPS SA ...........................       314,560        165,026
       845   Zon Multimedia Servicos de
                Telecomunicacoes e Multimedia
                SGPS SA, ADR ......................        12,126          4,358
                                                      -----------   ------------
                                                        1,239,724        876,664
                                                      -----------   ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.2%
     1,500   Affiliated Computer
                Services Inc., Cl. A+ .............        62,327         68,925
     2,000   i2 Technologies Inc.+ ................        23,260         12,780
    12,000   Mentor Graphics Corp.+ ...............       122,311         62,040
    60,000   Metavante Technologies Inc.+ .........     1,401,936        966,600

                                                                       MARKET
  SHARES                                                  COST          VALUE
----------                                            -----------   ------------
    25,000   NDS Group plc, ADR+ ..................   $ 1,517,254   $  1,433,500
    60,000   SanDisk Corp.+ .......................       881,436        576,000
 1,215,000   StorageNetworks Inc., Escrow+ (a) ....             0         36,450
    57,000   Yahoo! Inc.+ .........................     1,627,008        695,400
                                                      -----------   ------------
                                                        5,635,532      3,851,695
                                                      -----------   ------------
             CONSUMER PRODUCTS -- 21.1%
    12,000   Harman International
                Industries Inc. ...................       418,531        200,760
    17,000   Heelys Inc. ..........................        86,220         38,590
     1,800   Revlon Inc., Cl. A+ ..................        35,442         12,006
   540,000   UST Inc. .............................    36,791,804     37,465,200
                                                      -----------   ------------
                                                       37,331,997     37,716,556
                                                      -----------   ------------
             DIVERSIFIED INDUSTRIAL -- 0.7%
     1,000   Ampco-Pittsburgh Corp. ...............        15,394         21,700
     5,500   Katy Industries Inc.+ ................        19,913          6,325
    20,000   Myers Industries Inc. ................       367,968        160,000
   284,777   National Patent
                Development Corp.+ (a)(c) .........       711,942        352,581
    77,000   WHX Corp.+ ...........................     1,078,000        616,000
                                                      -----------   ------------
                                                        2,193,217      1,156,606
                                                      -----------   ------------
             ELECTRONICS -- 0.2%
    70,000   Alliance Semiconductor Corp. .........       289,731         35,000
    25,000   International Rectifier Corp.+ .......       435,449        337,500
    24,000   MoSys Inc.+ ..........................        91,807         50,400
                                                      -----------   ------------
                                                          816,987        422,900
                                                      -----------   ------------
             ENERGY AND UTILITIES -- 4.1%
     7,000   Anadarko Petroleum Corp. .............       285,895        269,850
         1   Forest Oil Corp.+ ....................            43             17
    42,000   GDF Suez, Strips+ ....................             0             58
    57,936   Great Plains Energy Inc. .............     1,429,298      1,119,903
    10,263   Mirant Corp.+ ........................       175,575        193,663
   250,000   Mirant Corp., Escrow+ (a) ............             0              0
     5,000   Northeast Utilities ..................        67,167        120,300
    60,000   NorthWestern Corp. ...................     1,726,646      1,408,200
    50,000   NRG Energy Inc.+ .....................     1,208,275      1,166,500
     2,200   Oesterreichische
                Elektrizitaetswirtschafts
                AG, Cl. A .........................       113,854         99,572
     1,000   Origin Energy Ltd. ...................        15,738         11,239
    25,000   Progress Energy Inc., CVO+ (a) .......        13,000          8,250
   100,000   Puget Energy Inc. ....................     2,787,985      2,727,000
     3,000   Queensland Gas Co. Ltd.+ .............         3,186         12,027
       400   REpower Systems AG+ ..................        61,426         61,718
    95,000   WesternZagros Resources Ltd.+ ........       350,101         46,172
                                                      -----------   ------------
                                                        8,238,189      7,244,469
                                                      -----------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                  COST          VALUE
----------                                            -----------   ------------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT -- 0.6%
     1,001   Chestnut Hill Ventures+ (a) ..........   $     3,749   $     33,714
     4,000   Discovery Communications
                Inc., Cl. A+ ......................        80,563         56,640
     2,500   Discovery Communications
                Inc., Cl. C+ ......................        41,561         33,475
     3,000   Liberty Media Corp. -
             Entertainment, Cl. A+ ................        45,016         52,440
   115,000   Take-Two Interactive
                Software Inc. .....................     2,885,946        869,400
                                                      -----------   ------------
                                                        3,056,835      1,045,669
                                                      -----------   ------------
             EQUIPMENT AND SUPPLIES -- 0.0%
    25,000   Baldwin Technology Co. Inc., Cl. A+ ..        59,500         40,000
        60   Hexpol AB+ ...........................           881            131
                                                      -----------   ------------
                                                           60,381         40,131
                                                      -----------   ------------
             FINANCIAL SERVICES -- 7.5%
     2,000   AllianceBernstein Holding LP .........        39,737         41,580
     2,000   Argo Group International
                Holdings Ltd.+ ....................        52,801         67,840
     3,000   Bank of America Corp. ................        39,590         42,240
     5,000   H&R Block Inc. .......................       107,714        113,600
     2,000   JPMorgan Chase & Co. .................        61,940         63,060
     2,200   Leucadia National Corp.+ .............        22,128         43,560
     3,000   Morgan Stanley .......................        46,301         48,120
   230,000   Nationwide Financial
                Services Inc., Cl. A ..............    11,697,412     12,008,300
     5,018   NewAlliance Bancshares Inc. ..........        69,527         66,087
       818   PNC Financial Services
                Group Inc. ........................        55,392         40,082
     2,000   Provident New York Bancorp ...........        30,603         24,800
    55,000   SLM Corp.+ ...........................     1,150,186        489,500
     2,000   The Bank of New York Mellon Corp. ....        55,155         56,660
    10,000   Wachovia Corp. .......................        32,095         55,400
     2,000   Wells Fargo & Co. ....................        57,140         58,960
     6,000   Willis Group Holdings Ltd. ...........       173,280        149,280
                                                      -----------   ------------
                                                       13,691,001     13,369,069
                                                      -----------   ------------
             FOOD AND BEVERAGE -- 1.0%
    24,000   Corn Products
                International Inc. ................       609,280        692,400
       500   Genesee Corp., Cl. A+ (a) ............             0              0
    12,200   Genesee Corp., Cl. B+ (a) ............         1,020              0
    40,000   Grupo Continental SAB de CV ..........        61,459         66,144
     1,000   Nissin Foods Holdings Co. Ltd. .......        35,262         34,418
     8,000   Pernod-Ricard SA .....................       689,472        589,046
    10,000   Remy Cointreau SA ....................       549,212        411,871
     2,000   Sara Lee Corp. .......................        27,225         19,580
                                                      -----------   ------------
                                                        1,972,930      1,813,459
                                                      -----------   ------------

  SHARES/                                                              MARKET
  UNITS                                                  COST          VALUE
----------                                            -----------   ------------
             HEALTH CARE -- 9.0%
    12,000   Advanced Medical
             Optics Inc.+ .........................   $   117,320   $     79,320
       468   Allergan Inc. ........................        27,202         18,870
     5,000   ArthroCare Corp.+ ....................       110,495         23,850
     3,500   Biogen Idec Inc.+ ....................       185,503        166,705
     7,000   Datascope Corp. ......................       356,934        365,680
     6,000   Fresenius Kabi Pharmaceuticals
                Holding Inc., CVR+ ................             0          2,100
   107,600   Genentech Inc.+ ......................     9,709,703      8,921,116
    34,000   I-Flow Corp.+ ........................       297,896        163,200
    11,000   IMS Health Inc. ......................       294,542        166,760
   200,000   Mentor Corp. .........................     6,153,904      6,186,000
     3,100   UCB SA ...............................       111,299        101,092
                                                      -----------   ------------
                                                       17,364,798     16,194,693
                                                      -----------   ------------
             HOTELS AND GAMING -- 0.3%
     6,000   Las Vegas Sands Corp.+ ...............        34,154         35,580
    40,000   MGM Mirage+ ..........................     2,199,821        550,400
                                                      -----------   ------------
                                                        2,233,975        585,980
                                                      -----------   ------------
             METALS AND MINING -- 0.5%
     2,000   Alcoa Inc. ...........................        22,380         22,520
     5,000   Alpha Natural Resources Inc.+ ........       117,732         80,950
     5,500   Barrick Gold Corp. ...................       161,040        202,235
    14,000   Freeport-McMoRan Copper
                & Gold Inc. .......................       330,879        342,160
    10,000   Gold Fields Ltd., ADR ................       127,424         99,300
     3,000   Lonmin plc ...........................        84,323         39,294
     8,000   NovaGold Resources Inc.+ .............        22,280         11,920
    10,000   Royal Oak Mines Inc.+ (a) ............        11,858              0
     5,000   Uranium One Inc.+ ....................        39,429          7,250
                                                      -----------   ------------
                                                          917,345        805,629
                                                      -----------   ------------
             MUTUAL FUNDS -- 0.0%
    10,000   KKR Private Equity
                Investors LP ......................        28,764         35,000
                                                      -----------   ------------
             PUBLISHING -- 0.0%
     7,000   PagesJaunes Groupe SA ................       159,996         68,404
                                                      -----------   ------------
             RETAIL -- 0.2%
    50,000   Denny's Corp.+ .......................       149,592         99,500
     1,000   Genesco Inc.+ ........................        23,989         16,920
    15,000   Pier 1 Imports Inc.+ .................       103,462          5,550
     2,000   Saks Inc.+ ...........................        29,368          8,760
     5,000   SUPERVALU Inc. .......................       148,750         73,000
    20,000   The Great Atlantic &
                Pacific Tea Co. Inc.+ .............       218,580        125,400
                                                      -----------   ------------
                                                          673,741        329,130
                                                      -----------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                 COST          VALUE
----------                                           ------------   ------------
             COMMON STOCKS (CONTINUED)
             SPECIALTY CHEMICALS -- 6.2%
    89,000   Ciba Holding AG .....................   $  3,768,259   $  4,013,717
   116,000   Rohm and Haas Co. ...................      8,557,691      7,167,640
                                                     ------------   ------------
                                                       12,325,950     11,181,357
                                                     ------------   ------------
             TELECOMMUNICATIONS -- 1.1%
   327,000   Asia Satellite
                Telecommunications
                Holdings Ltd. ....................        745,155        320,663
    25,000   BCE Inc. ............................        488,176        512,250
    20,000   Corning Inc. ........................        225,787        190,600
        94   FairPoint Communications Inc. .......            884            308
   100,000   Portugal Telecom SGPS SA ............      1,161,970        843,759
     3,000   Telegroup Inc.+ (a) .................             32              0
     5,000   Verizon Communications Inc. .........        177,034        169,500
                                                     ------------   ------------
                                                        2,799,038      2,037,080
                                                     ------------   ------------
             WIRELESS COMMUNICATIONS -- 0.3%
       500   American Tower Corp., Cl. A+ ........          7,707         14,660
    20,000   Centennial
                Communications Corp.+ ............        159,135        161,200
    14,000   Metricom Inc.+ ......................          1,680              6
    10,000   United States Cellular Corp.+ .......        413,660        432,400
     3,000   Wayfinder System AB+ ................          4,226          4,477
    50,000   Winstar Communications Inc.+ (a) ....          2,125             50
                                                     ------------   ------------
                                                          588,533        612,793
                                                     ------------   ------------
             TOTAL COMMON STOCKS .................    116,460,051    103,802,643
                                                     ------------   ------------
             PREFERRED STOCKS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
             RSL Communications Ltd.
     1,000   7.500%, Cv. Pfd.+ (a)(b)(c) .........             93              0
     2,000   7.500%, Cv. Pfd., Ser. A+(a) ........            185              0
                                                     ------------   ------------
                                                              278              0
                                                     ------------   ------------
             HOME FURNISHINGS -- 0.0%
     8,000   O'Sullivan Industries Holdings Inc.,
                12.000% Pfd.+ (a) ................          4,750              0
                                                     ------------   ------------
             TOTAL PREFERRED STOCKS ..............          5,028              0
                                                     ------------   ------------
             WARRANTS -- 0.0%
             AUTOMOTIVE: PARTS AND
             ACCESSORIES -- 0.0%
       377   Federal-Mogul Corp.,
                expire 12/27/14+ .................         14,912             56
                                                     ------------   ------------
             BROADCASTING -- 0.0%
     1,969   Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+ .........              0             20
     1,969   Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+ .........              0             20
                                                     ------------   ------------
                                                                0             40
                                                     ------------   ------------

                                                                       MARKET
  SHARES                                                 COST          VALUE
----------                                           ------------   ------------
             CONSUMER PRODUCTS -- 0.0%
    10,396   Pillowtex Corp.,
                expire 11/24/09+ (a) .............   $     45,461   $          1
                                                     ------------   ------------
             TOTAL WARRANTS ......................         60,373             97
                                                     ------------   ------------

 PRINCIPAL
  AMOUNT
----------
             CONVERTIBLE CORPORATE BONDS -- 0.2%
             DIVERSIFIED INDUSTRIAL -- 0.1%
$  500,000   SanDisk Corp., Cv.,
                1.000%, 05/15/13 .................        215,595        202,500
                                                     ------------   ------------
             SPECIALTY CHEMICALS -- 0.1%
   500,000   Ferro Corp., Cv.,
                6.500%, 08/15/13 .................        257,066        244,375
                                                     ------------   ------------
             TRANSPORTATION -- 0.0%
   850,000   Builders Transport Inc.,
                Sub. Deb. Cv., Escrow,
                6.500%, 12/31/20+ (a) ............              0              0
                                                     ------------   ------------
             TOTAL CONVERTIBLE
                CORPORATE BONDS ..................        472,661        446,875
                                                     ------------   ------------
             CORPORATE BONDS -- 0.4%
             COMPUTER SOFTWARE AND
                SERVICES -- 0.0%
   100,000   Exodus Communications Inc.,
                Sub. Deb.,
                5.250%, 02/15/09+ (a) ............          2,250          2,250
                                                     ------------   ------------
             CONSUMER PRODUCTS -- 0.0%
 3,600,000   Pillowtex Corp., Sub. Deb.,
                6.000%, 12/15/09+ (a) ............              0              0
                                                     ------------   ------------
             ENERGY AND UTILITIES -- 0.4%
   900,000      Texas Competitive Electric
                Holdings Co. LLC, (STEP),
                10.500%, 11/01/15 (c) ............        612,606        643,500
                                                     ------------   ------------
             RETAIL -- 0.0%
   200,000   RDM Sports Group Inc.,
                Sub. Deb.,
                8.000%, 08/15/15+ (a) ............          4,000              0
                                                     ------------   ------------
             TOTAL CORPORATE BONDS ...............        618,856        645,750
                                                     ------------   ------------
             U.S. GOVERNMENT OBLIGATIONS -- 30.1%
             U.S. TREASURY CASH
             MANAGEMENT BILLS -- 3.0%
 5,395,000   U.S. Treasury Cash Management Bills,
                0.030% to 0.183%++,
                04/29/09 to 06/24/09 .............      5,392,787      5,393,510
                                                     ------------   ------------
             U.S. TREASURY BILLS -- 24.7%
44,210,000   U.S. Treasury Bills,
                0.020% to 1.800%++,
                01/02/09 to 06/25/09 .............     44,186,214     44,188,276
                                                     ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

 PRINCIPAL                                                             MARKET
  AMOUNT                                                 COST           VALUE
----------                                           ------------   ------------
             U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
             U.S. TREASURY NOTES -- 2.4%
$4,260,000      4.500%, 04/30/09 .................   $  4,305,248   $  4,321,574
                                                     ------------   ------------
             TOTAL U.S. GOVERNMENT
                OBLIGATIONS ......................     53,884,249     53,903,360
                                                     ------------   ------------
             TOTAL
                INVESTMENTS -- 88.6% .............   $171,501,218    158,798,725
                                                     ============
             OTHER ASSETS AND
                LIABILITIES (NET) -- 11.4% .......                    20,365,828
                                                                    ------------
             NET ASSETS -- 100.0% ................                  $179,164,553
                                                                    ============

----------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $433,296 or 0.24% of net assets.

(b)  Illiquid security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of Rule 144A securities amounted to $996,081 or 0.56% of net assets.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

CVR  Contingent Value Rights

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $171,501,218) ...........   $158,798,725
   Receivable for investments sold .....................     25,462,789
   Receivable for Fund shares sold .....................      2,140,976
   Dividends and interest receivable ...................         95,625
   Prepaid expenses ....................................         30,954
                                                           ------------
   TOTAL ASSETS ........................................    186,529,069
                                                           ------------
LIABILITIES:
   Foreign currency, at value (cost $6,311) ............          6,075
   Payable to custodian ................................         22,442
   Payable for investments purchased ...................      6,909,513
   Payable for Fund shares redeemed ....................        226,459
   Payable for investment advisory fees ................         83,566
   Payable for distribution fees .......................          9,412
   Payable for accounting fees .........................          7,501
   Unrealized depreciation on swap contracts ...........            127
   Other accrued expenses ..............................         99,421
                                                           ------------
   TOTAL LIABILITIES ...................................      7,364,516
                                                           ------------
   NET ASSETS applicable to 19,317,674
      shares outstanding ...............................   $179,164,553
                                                           ============
NET ASSETS CONSIST OF:
   Capital stock, at $0.001 par value ..................   $193,214,833
   Accumulated net investment income ...................            129
   Accumulated distributions in excess of net
      realized gain on investments, swap contracts,
      and foreign currency transactions ................     (1,347,696)
   Net unrealized depreciation on investments ..........    (12,702,493)
   Net unrealized depreciation on swap contracts .......           (127)
   Net unrealized depreciation on foreign
      currency translations ............................            (93)
                                                           ------------
   NET ASSETS ..........................................   $179,164,553
                                                           ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($129,686,843 / 13,975,078 shares
      outstanding; 500,000,000 shares authorized) ......   $       9.28
                                                           ============
   ADVISOR CLASS:
   Net Asset Value, offering, and redemption price per
      share ($49,477,710 / 5,342,596 shares outstanding;
      500,000,000 shares authorized) ...................   $       9.26
                                                           ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $29,256) .........   $  1,868,222
   Interest ............................................      1,899,278
                                                           ------------
   TOTAL INVESTMENT INCOME .............................      3,767,500
                                                           ------------
EXPENSES:
   Investment advisory fees ............................      1,078,744
   Distribution fees - Advisor Class ...................         54,164
   Custodian fees ......................................         59,599
   Shareholder communications expenses .................         46,564
   Accounting fees .....................................         45,000
   Registration expenses ...............................         41,542
   Shareholder services fees ...........................         40,388
   Legal and audit fees ................................         36,681
   Directors' fees .....................................         11,102
   Interest expense ....................................          1,671
   Miscellaneous expenses ..............................         24,480
                                                           ------------
   TOTAL EXPENSES ......................................      1,439,935
   Less: Custodian fee credits .........................        (17,820)
                                                           ------------
   NET EXPENSES ........................................      1,422,115
                                                           ------------
   NET INVESTMENT INCOME ...............................      2,345,385
                                                           ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments ....................      3,203,677
   Net realized loss on swap contracts .................       (288,725)
   Net realized gain on foreign currency
      transactions .....................................          9,969
                                                           ------------
   Net realized gain on investments, swap contracts,
      and foreign currency transactions ................      2,924,921
                                                           ------------
   Net change in unrealized appreciation/
      (depreciation) on investments ....................    (12,825,373)
   Net change in unrealized appreciation/
      (depreciation) on swap contracts .................        115,190
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations ..         (1,824)
                                                           ------------
   Net change in unrealized appreciation/
      (depreciation) on investments, swap contracts,
      and foreign currency translations ................    (12,712,007)
                                                           ------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENTS, SWAP CONTRACTS, AND
      FOREIGN CURRENCY .................................     (9,787,086)
                                                           ------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................   $ (7,441,701)
                                                           ============

                See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED     YEAR ENDED
                                                           DECEMBER 31,   DECEMBER 31,
                                                               2008           2007
                                                           ------------   ------------
OPERATIONS:
   Net investment income ...............................   $  2,345,385   $  3,493,442
   Net realized gain on investments, swap contracts, and
       foreign currency transactions ...................      2,924,921     14,874,842
   Net change in unrealized appreciation/(depreciation)
      on investments, swap contracts, and foreign
      currency translations ............................    (12,712,007)    (4,225,810)
                                                           ------------   ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS .......................................     (7,441,701)    14,142,474
                                                           ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ........................................     (1,265,491)    (2,804,616)
      Advisor Class ....................................       (414,228)       (99,460)
                                                           ------------   ------------
                                                             (1,679,719)    (2,904,076)
                                                           ------------   ------------
   Net realized gain
      Class AAA ........................................     (2,247,640)   (12,478,122)
      Advisor Class ....................................       (831,479)      (476,767)
                                                           ------------   ------------
                                                             (3,079,119)   (12,954,889)
                                                           ------------   ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................     (4,758,838)   (15,858,965)
                                                           ------------   ------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ........................................    (36,121,173)    22,754,023
      Advisor Class ....................................     44,217,497      7,454,321
                                                           ------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS .....................................      8,096,324     30,208,344
                                                           ------------   ------------
   REDEMPTION FEES .....................................            714             85
                                                           ------------   ------------
   NET INCREASE/(DECREASE) IN NET ASSETS ...............     (4,103,501)    28,491,938
   NET ASSETS:
   Beginning of period .................................    183,268,054    154,776,116
                                                           ------------   ------------
   End of period (including undistributed net investment
      income of $129 and $115,319, respectively) .......   $179,164,553   $183,268,054
                                                           ============   ============

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                 INCOME
                         FROM INVESTMENT OPERATIONS                 DISTRIBUTIONS
                      --------------------------------- ------------------------------------
                                     Net
                                   Realized
                                     and                                                                  Net            Net
            Net Asset            Unrealized                            Net                               Asset          Assets,
Period        Value,     Net         Gain    Total from     Net      Realized                           Value,          End of
Ended       Beginning Investment  (Loss) on  Investment Investment   Gain on       Total     Redemption  End    Total   Period
December 31 of Period  Income(a) Investments Operations   Income   Investments Distributions   Fees(a)  Period Return+ (in 000's)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------------- ---------- ------ ------- ----------
CLASS AAA
2008         $ 9.80      $0.11   $(0.37)       $(0.26)    $(0.09)       $(0.17)   $(0.26)     $0.00(d)  $ 9.28  (2.6)%  $129,687
2007          10.00       0.16     0.55          0.71      (0.17)        (0.74)    (0.91)      0.00(d)    9.80   7.1     176,322
2006           9.85       0.30     0.88          1.18      (0.26)        (0.77)    (1.03)      0.00(d)   10.00  12.0     154,776
2005           9.85       0.17     0.32          0.49      (0.15)        (0.34)    (0.49)      0.00(d)    9.85   5.0     176,989
2004           9.83       0.08     0.11          0.19      (0.08)        (0.09)    (0.17)      0.00(d)    9.85   1.9     301,255

ADVISOR CLASS(e)
2008         $ 9.79      $0.09   $(0.37)       $(0.28)    $(0.08)       $(0.17)   $(0.25)     $0.00(d)  $ 9.26  (2.8)%  $ 49,478
2007          10.33       0.12    0.24           0.36      (0.16)        (0.74)    (0.90)      0.00(d)    9.79   3.5       6,946

                   RATIOS TO AVERAGE NET ASSETS/
                         SUPPLEMENTAL DATA
            -------------------------------------------


                       Operating   Operating
                        Expenses   Expenses
Period          Net      Before     Net of    Portfolio
Ended       Investment    Fees       Fees      Turnover
December 31   Income     Waived  Waived(b)(c)   Rate++
----------- ---------- --------- ------------ ---------
CLASS AAA
2008          1.11%     0.64%       0.64%        472%
2007          1.50      0.79        0.65         204
2006          2.44      1.14        0.64         190
2005          1.26      1.14        0.64         127
2004          0.83      1.15        0.61         141
ADVISOR
CLASS(e)
2008          0.92%     0.89%       0.89%        472%
2007          1.74(f)   0.89(f)     0.92(f)      204

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 439%, 394%, 302%, and 268%, respectively.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the years ended December 31, 2008, 2007, 2006 and 2005 would have been 0.63%, 0.63%, 0.62%, and 0.62%, respectively, for Class AAA. The expense ratios for the year ended December 31, 2008 and the period ended December 31, 2007 would have been 0.88% and 0.89%, respectively, for the Advisor Class.

(c) The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% and 0.61% for Class AAA, and 0.88% for the period ended December 31, 2007 for the Advisor Class. For the year ended December 31, 2008, the effect of interest expense was minimal.

(d)  Amount represents less than $0.005 per share.

(e)  Advisor Class Shares were initially offered on May 1, 2007.

(f)  Annualized.

                See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993. On February 21, 2007, the Board of Directors (the "Board") reclassified the Fund's shares into Class AAA Shares and Advisor Class Shares and reallocated the authorized shares evenly between these Share Classes. Advisor Class Shares were first issued on May 1, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments and other financial instruments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
                                                (MARKET VALUE)        DEPRECIATION)*
VALUATION INPUTS                                    ASSETS             LIABILITIES
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                          $103,371,693                --
Level 2 - Other Significant Observable Inputs      55,348,567             $(127)
Level 3 - Significant Unobservable Inputs              78,465                --
                                                 ------------             -----
TOTAL                                            $158,798,725             $(127)
                                                 ============             =====

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                              INVESTMENTS IN
                                                                SECURITIES
                                                              (MARKET VALUE)
                                                              --------------
BALANCE AS OF 12/31/07                                          $ 517,019
Accrued discounts/(premiums)                                       60,029
Realized gain/(loss)                                                   --
Change in unrealized appreciation/(depreciation)+                  10,793
Net purchases/(sales)                                            (507,126)
Transfers in and/or out of Level 3                                 (2,250)
                                                                ---------
BALANCE AS OF 12/31/08                                          $  78,465
                                                                =========
Net change in unrealized appreciation/(depreciation) during
   the period on Level 3 investments held at 12/31/08+          $  (4,238)
                                                                ---------

----------
+ Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statement of Operations.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time,

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guarantees the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of December 31, 2008, the Fund held a contract for difference swap with Bear, Stearns International Limited which is covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swap at December 31, 2008 are as follows:

       NOTIONAL           EQUITY SECURITY              INTEREST RATE/          TERMINATION   NET UNREALIZED
        AMOUNT               RECEIVED              EQUITY SECURITY PAID            DATE       DEPRECIATION
       --------          ----------------   --------------------------------   -----------   --------------
                           Market Value     Overnight LIBOR plus 40 bps plus
                         Appreciation on:     Market Value Depreciation on:
$30,857 (2,000 Shares)      Xstrata plc                Xstrata plc               02/17/09        $(127)

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2008.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization, the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. For the year ended December 31, 2008, reclassifications were made to decrease accumulated net investment income by $780,856 and to increase accumulated distributions in excess of net realized gain on investments, swap contracts, and foreign currency transactions by $1,036,276, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                       YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2008   DECEMBER 31, 2007
                                   -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term
   capital gains) .................   $ 4,758,838         $12,197,421
Net long-term capital gains .......            --           3,661,544
                                      -----------         -----------
Total distributions paid ..........   $ 4,758,838         $15,858,965
                                      ===========         ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2008, the components of accumulated earning/losses on a tax basis were as follows:

Undistributed ordinary income
   (inclusive of short-term capital gains) ...    $    239,159
Net unrealized depreciation on investments
   and foreign currency translations .........     (14,289,439)
                                                  ------------
Total ........................................    $(14,050,280)
                                                  ============

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/ depreciation at December 31, 2008:

                                     GROSS         GROSS
                                  UNREALIZED     UNREALIZED    NET UNREALIZED
                      COST       APPRECIATION   DEPRECIATION    DEPRECIATION
                  ------------   ------------   ------------   --------------
Investments ....  $173,088,071    $2,242,143    $(16,531,489)   $(14,289,346)
Swap contacts ..            --            --            (127)           (127)
                  ------------    ----------    ------------    ------------
                  $173,088,071    $2,242,143    $(16,531,616)   $(14,289,473)
                  ============    ==========    ============    ============

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $250 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives a $1,000 annual fee. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Advisor Class Share Plan, payment is authorized to Gabelli & Company at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $537,389,344 and $511,643,074, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations, aggregated $19,170,112 and $19,430,736, respectively.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $230,614 to Gabelli & Company.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. During 2008, there were no borrowings under the line of credit.

8. CAPITAL STOCK. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the distributor or through the Fund's transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $714 and $85, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                                        YEAR ENDED                   YEAR ENDED
                                                                    DECEMBER 31, 2008             DECEMBER 31, 2007
                                                               ---------------------------   -------------------------
                                                                  SHARES         AMOUNT        SHARES         AMOUNT
                                                               -----------   -------------   ----------   ------------
                                                                       CLASS AAA                     CLASS AAA
                                                               ---------------------------   -------------------------
Shares sold ................................................     6,319,768   $  61,917,062    6,893,007   $ 69,660,885
Shares issued upon reinvestment of distributions ...........       382,948       3,492,478    1,129,451     11,068,623
Shares redeemed ............................................   (10,716,067)   (101,530,713)  (5,508,625)   (57,975,485)
                                                               -----------   -------------   ----------   ------------
Net increase/(decrease) ....................................    (4,013,351)  $ (36,121,173)   2,513,833   $ 22,754,023
                                                               ===========   =============    =========   ============

                                                                     ADVISOR CLASS                   ADVISOR CLASS*
                                                               ---------------------------   -------------------------
Shares sold ................................................     6,231,694   $  59,475,901      841,078   $  8,859,863
Shares issued upon reinvestment of distributions ...........        84,013         764,517       57,999        568,384
Shares redeemed ............................................   (1,682,245)     (16,022,921)    (189,943)    (1,973,926)
                                                               -----------   -------------     --------   ------------
Net increase ...............................................     4,633,462   $  44,217,497      709,134   $  7,454,321
                                                               ===========   =============     ========   ============

----------
*    The Advisor Class Shares were initially offered on May 1, 2007.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GABELLI ABC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Gabelli Investor Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                       /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 24, 2009

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli ABC Fund at One Corporate Center, Rye, NY 10580-1422.

                                TERM OF          NUMBER OF
    NAME, POSITION(S)         OFFICE AND      FUNDS IN FUND
        ADDRESS(1)            LENGTH OF      COMPLEX OVERSEEN           PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
         AND AGE            TIME SERVED(2)     BY DIRECTOR              DURING PAST FIVE YEARS                HELD BY DIRECTOR(4)
-------------------------   --------------   ----------------   ----------------------------------------   -------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI            Since 1993              26          Chairman and Chief Executive Officer of    Director of Morgan Group
Director and                                                    GAMCO Investors, Inc. and Chief            Holdings, Inc. (holding
Chief Investment Officer                                        Investment Officer - Value Portfolios of   company); Chairman of the
Age: 66                                                         Gabelli Funds, LLC and GAMCO Asset         Board of LICT Corp.
                                                                Management Inc.; Director/Trustee or       (multimedia and
                                                                Chief Investment Officer of other          communication services
                                                                registered investment companies in the     company)
                                                                Gabelli/GAMCO Funds complex; Chairman
                                                                and Chief Executive Officer of GGCP,
                                                                Inc.

INDEPENDENT DIRECTORS(5):

ANTHONY J. COLAVITA         Since 1993              36          Partner in the law firm of Anthony J.                 --
Director                                                        Colavita, P.C.
Age: 73

VINCENT D. ENRIGHT          Since 1993              16          Former Senior Vice President and Chief     Director of Echo
Director                                                        Financial Officer of KeySpan Corporation   Therapeutics, Inc.
Age: 65                                                         (public utility)                           (therapeutics and
                                                                                                           diagnostics)

MARY E. HAUCK               Since 2000               3          Retired Senior Manager of the Gabelli                 --
Director                                                        O'Connor Fixed Income Mutual Funds
Age: 66                                                         Management Company

WERNER J. ROEDER, MD        Since 1993              22          Medical Director of Lawrence Hospital                 --
Director                                                        and practicing private physician
Age: 68

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                                TERM OF
    NAME, POSITION(S)         OFFICE AND
        ADDRESS(1)             LENGTH OF                                              PRINCIPAL OCCUPATION(S)
         AND AGE            TIME SERVED(2)                                             DURING PAST FIVE YEARS
-------------------------   --------------   ---------------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT             Since 2003       Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988
President and Secretary                      and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 57                                      complex. Director and President of Teton Advisors, Inc. (formerly Gabelli Advisers,
                                             Inc.) since 1998

AGNES MULLADY               Since 2006       Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                                    investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S.
Age: 50                                      Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from
                                             2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004

PETER D. GOLDSTEIN          Since 2004       Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance
Chief Compliance Officer                     Officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 55                                      complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders an ordinary income distribution (comprised of net investment income and short-term capital gains) totaling $0.263 and $0.233 per share for Class AAA and Advisor Class, respectively. For the year ended December 31, 2008, 20.91% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 22.34% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 26.18% of the ordinary income distribution as qualified interest income, and 64.70% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 23.36%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli ABC Fund did not meet this strict requirement in 2008. The percentage of net assets of U.S. Government securities held as of December 31, 2008 was 30.09%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

--------------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Mary E. Hauck
FORMER SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                    (GRAPHIC)

                              THE GABELLI ABC FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

GAB408Q408AR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,200 for 2007 and $32,200 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,100 for 2007 and $4,300 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $69,100 for 2007 and $4,300 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/6/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.